Share-based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

13 Share-based Compensation

We record share-based compensation arrangements in accordance with ASC 718 “Compensation-Stock Compensation”. All share-based payments, including grants of stock options, performance share units, restricted share units and equity rights are recognized in our Consolidated Financial Statements based upon their respective grant date fair value.

Share-based compensation plans for employees were introduced in 2007. Subsequent to becoming a listed company in August 2010, the Company introduced additional share-based compensation plans for eligible employees. The additional plans introduced since November 2010 are referred to as the “Post-IPO Plans” and the plans introduced prior to November 2010 are referred to as the “Pre-IPO Plans”. No awards can be made any longer under the Pre-IPO Plans, and the number of shares authorized and available for awards under Post-IPO Plans as December 31, 2013 was approximately 2.7 million.

Share-based compensation expense is included in the following line items in our statement of operations:

	2013	2012	2011
Cost of revenue	8	2	1
Research and development	13	5	2
Selling, general and administrative	67	45	28

	88	52	31

Post-IPO Long Term Incentive Plans (LTIP’s)

Under the LTIP’s, performance shares, stock options and restricted shares were granted to the members of our board of directors, management team, our other executives, selected other key employees/talents of NXP and selected new hires. The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•	an expected life of 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 1.0% to 1.9% (2012: 0.8% to 1.3%; 2011: 1.2% to 2.8%);

•	no expected dividend payments; and

•	a volatility of 45-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

A charge of $87 million was recorded in 2013 for Post-IPO Plans (2012: $44 million; 2011: $17 million).

A summary of the status of NXP’s LTIP stock options and share rights and changes during 2013 is presented below.

Stock options

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	10,910,114	19.12
Granted	1,712,375	38.87
Exercised	(1,988,954)	16.97
Forfeited	(387,717)	19.86

Outstanding at December 31, 2013	10,245,818	22.82	8.4	237
Exercisable at December 31, 2013	2,590,201	17.72	7.7	73

The weighted average per share grant date fair value of stock options granted in 2013 was $17.83 (2012: $10.44; 2011: $7.81).

The intrinsic value of the exercised options was $41 million (2012: $7 million; 2011: $0.3 million), whereas the amount received by NXP was $34 million (2012: $9 million; 2011: $1 million).

At December 31, 2013, there was a total of $67 million of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 2.9 years (2012: 3.3 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	2,408,474	19.55
Granted	547,510	39.59
Vested	(650,193)	17.14
Forfeited	(101,488)	20.32

Outstanding at December 31, 2013	2,204,303	25.21

The weighted average grant date fair value of performance share units granted in 2013 was $39.59 (2012: $23.35; 2011: $17.38). The fair value of the performance share units at the time of vesting was $27 million (2012: $1 million; 2011: $4 million).

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	—	—
Granted	1,775,000	17.54
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2013	1,775,000	17.54

The weighted average grant date fair value of performance share units granted in 2013 was $17.54.

At December 31, 2013, there was a total of $44 million (2012: $29 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.8 years (2012: 1.9 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	3,300,123	20.56
Granted	2,137,870	39.23
Vested	(1,414,376)	19.15
Forfeited	(201,722)	20.98

Outstanding at December 31, 2013	3,821,895	31.50

The weighted average grant date fair value of restricted share units granted in 2013 was $39.23 (2012: $23.31; 2011: $17.52). The fair value of the restricted share units at the time of vesting was $57 million (2012: $21 million; 2011: $7 million).

At December 31, 2013, there was a total of $98 million (2012: $54 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 2.4 years (2012: 2.4 years).

Pre-IPO Plan (Management Equity Stock Option Plan)

Under the Management Equity Stock Option Plan (“MEP”), stock options were granted to certain employees of the Company. Under the MEP the participants acquire the right to purchase a certain number of shares of common stock at a predetermined price, i.e. exercise price, provided that certain conditions were met. All MEP Options (except for the options that are not vested yet) became fully exercisable upon the Private Equity Consortium holding less than 30% of our shares of common stock which occurred following the consummation of the secondary offering of shares on September 18, 2013. Current employees owning vested MEP Options may exercise such MEP Options during the five year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

A charge of $1 million was recorded in 2013 (2012: $8 million, 2011: $14 million) for options granted under the Pre-IPO MEP.

The following table summarizes the information about NXP’s outstanding Pre-IPO MEP Options and changes during 2013.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	15,114,216	25.14
Granted	—	—
Exercised	(5,723,264)	18.40
Forfeited	(1,747,246)	26.09
Expired	(2,242,421)	42.10

Outstanding at December 31, 2013	5,401,285	24.93	4.7	78
Exercisable at December 31, 2013	5,359,984	24.95	4.7	77

The intrinsic value of exercised options was $71 million (2012: $8 million; 2011: $19 million), whereas the amount received by NXP was $142 million (2012: $6 million; 2011: $9 million).

The number of vested options at December 31, 2013 was 5,359,984 (2012: 13,603,205 vested options) with a weighted average exercise price of €24.95 (2012: €22.96 weighted average exercise price).

At December 31, 2013, there was no unrecognized compensation cost related to non-vested stock options.